SHARE CAPITAL - Share Based Payments - Share Purchase Options - Outstanding Stock Options (Details)	Dec. 31, 2021 Options $ / shares	Dec. 31, 2020 Options $ / shares	Dec. 31, 2019 Options $ / shares
Disclosure of classes of share capital
Number of outstanding | Options	4,025,493	4,068,884	3,834,119
Exercise Price | $ / shares	$ 4.83	$ 4.05	$ 3.31
Exercise Price $2.80 Expiry Date April 28, 2022
Disclosure of classes of share capital
Number of outstanding | Options	562,444
Exercise Price | $ / shares	$ 2.80
Exercise Price $2.80 Expiry Date May 30, 2022
Disclosure of classes of share capital
Number of outstanding | Options	81,194
Exercise Price | $ / shares	$ 2.80
Exercise Price $3.30 Expiry Date May 31, 2023
Disclosure of classes of share capital
Number of outstanding | Options	696,485
Exercise Price | $ / shares	$ 3.30
Exercise Price $5.18 Expiry Date April 3, 2024
Disclosure of classes of share capital
Number of outstanding | Options	722,057
Exercise Price | $ / shares	$ 5.18
Exercise Price $6.48 Expiry Date August 9, 2024
Disclosure of classes of share capital
Number of outstanding | Options	50,000
Exercise Price | $ / shares	$ 6.48
Exercise Price 5.83 With Expiration December 12,2024
Disclosure of classes of share capital
Number of outstanding | Options	268,313
Exercise Price | $ / shares	$ 5.83
Exercise Price $5.17 Expiry Date March 10, 2025
Disclosure of classes of share capital
Number of outstanding | Options	787,435
Exercise Price | $ / shares	$ 5.17
Exercise Price $6.54 Expiry Date June 24, 2025
Disclosure of classes of share capital
Number of outstanding | Options	30,000
Exercise Price | $ / shares	$ 6.54
Exercise Price $6.57 Expiry Date March 26, 2026
Disclosure of classes of share capital
Number of outstanding | Options	827,565
Exercise Price | $ / shares	$ 6.57